Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 19, 2020
Disclosure of reserves within equity [line items]
Issue Of Equity Through Exchange Agreement		$ 19,834
Loss on extinguishment		(42,114)	$ 0	$ 0
Sale of stock, price per share (in USD per share)					$ 19.00
Warrants, Tranche Two
Disclosure of reserves within equity [line items]
Convertible Notes, Shares Converted	2,390,297
Purchasers
Disclosure of reserves within equity [line items]
Number of shares issued (in shares)	733,568
Sale of stock, price per share (in USD per share)	$ 8.52
Proceeds from public offering of common shares, net of transaction costs	$ 6,100
Share premium
Disclosure of reserves within equity [line items]
Issue Of Equity Through Exchange Agreement		$ 19,640